CERTIFICATION


Pursuant to Rule 497(j), Annuity Investors (REGISTERED) Variable Account B, The Commodore Navigator (SERVICE MARK) (1933 Act File No. 333-19725, 1940 Act File No. 811-08017) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 6 ("Amendment No. 6") to its Registration Statement; and (b) that Amendment No. 6 was filed electronically.

Dated:  May 4, 1999            By: /s/ Mark F. Muething
                                   ------------------------
                                   Mark F. Muething